RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Due from related parties		$ 394,582		$ 2,862
Due to related parties		3,785,250		3,703,700
Proceeds from related party received		48,120	$ 301,454
Related party
RELATED PARTY TRANSACTIONS
Due from related parties		394,582		2,862
Due to related parties		3,785,250		3,703,700
Related party | Haimei Wu
RELATED PARTY TRANSACTIONS
Due from related parties		391,641		400,000
Proceeds from related party received	$ 400,000
Related party | Betters Medical Investment Holdings Limited
RELATED PARTY TRANSACTIONS
Due from related parties		2,941		2,862
Due to related parties		$ 3,785,250		$ 3,703,700